CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
CASH FLOWS FROM OPERATING ACTIVITIES:
Net Loss	$ (1,414,763)	$ (1,627,927)	$ (2,983,429)	$ (1,557,405)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	2,000	2,000	3,145	487
Common stock issued as compensation for services	95,000	719,000	997,765
Common stock issued to settle legal matter			6,000
Impairment of website and development cost			86,670
Changes in operating assets and liabilities:
Accounts payable and accrued expenses	58,195	(113,527)	(140,993)	(174,106)
Accounts payable and accrued expenses - related party		(194,045)	(55,600)	(467,068)
Accounts receivable - related party	115,710	(84,355)	(138,799)	(21,791)
Right-of-use lease asset	32,622
Operating lease liability	(29,920)
Net cash used in operating activities	(1,141,156)	(1,298,854)	(2,225,241)	(2,219,883)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of furniture and equipment	(3,922)	(6,223)	(7,292)	(11,504)
Website development costs	(5,247)	(90,029)	(274,253)	(163,874)
Net cash used in investing activities	(9,169)	(96,252)	(281,545)	(175,378)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from the sale of common stock, net of offering costs	999,501	1,505,580	2,516,855	2,461,730
Net (decrease) increase in cash	(150,824)	110,474	10,069	66,469
Cash at beginning of year	201,509	191,440	191,440	124,971
Cash at end of year	50,685	301,914	201,509	191,440
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Cash paid during the year: Interest
Cash paid during the year: Income taxes
Non-cash transactions:
Reclassification of stock compensation from accounts payable and accrued expenses to common stock	30,000
Right-of-use lease asset obtained in exchange for operating lease liabilities	$ 179,341